SCHEDULE OF FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Interest expenses on bank and other borrowings	$ 86		¥ 12,471	¥ 8,083	¥ 7,855
Interest expenses on lease liabilities	66		9,491	13,381	13,145
Accretion expense		[1]	3	143	140
Total	$ 152		¥ 21,965	¥ 21,607	¥ 21,140

[1]	Less than US$1,000